Convertible Notes - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Transaction costs attributable to convertible notes				$ 359
Offering cost attributable to equity			$ 15,299
Convertible Senior Notes Due 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 475,000	$ 475,000	$ 475,000
Proceeds from issuance of debt	$ 460,134	$ 460,134
Debt instrument interest payment term	The Convertible Notes bear interest at a rate of 5.00% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2019	The Convertible Notes bear interest at a rate of 5.00% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2019.
Debt instrument interest rate	5.00%	5.00%
Debt instrument maturity period	Oct. 01, 2023	Oct. 01, 2023
Debt instrument, periodic payment of principal amount	$ 0	$ 0
Debt instrument, term	5 years	5 years
Debt instrument, default condition		To the extent the Company so elects, the sole remedy for an event of default relating to certain failures by the Company to comply with certain reporting covenants in the Indenture will, for the first 365 days after such event of default, consist exclusively of the right to receive additional interest on the notes. Upon conversion, the Company will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at the Company’s election (the “cash conversion option”)	To the extent the Company so elects, the sole remedy for an event of default relating to certain failures by the Company to comply with certain reporting covenants in the Indenture will, for the first 365 days after such event of default, consist exclusively of the right to receive additional interest on the notes. Upon conversion, the Company will pay or deliver, as the case may be, cash, shares of our common stock or a combination of cash and shares of our common stock, at the Company’s election (the “cash conversion option”)
Conversion rate of convertible notes		5.9735	5.9735
Conversion price per share | $ / shares		$ 167.41	$ 167.41
Debt instrument convertible beneficial conversion feature	$ 57,600
Effective interest rate			8.00%
Transaction costs attributable to convertible notes		$ 13,467	$ 13,467
Offering cost attributable to equity			$ 1,398